Cover	6 Months Ended
Jun. 30, 2019
Cover [Abstract]
Document Type	S-11/A
Amendment Flag	true
Amendment Description	Post Effective Amendment #1
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	AMERICAN CHURCH MORTGAGE CO
Entity Central Index Key	0000934543
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false